DISCONTINUED OPERATIONS Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax loss from sale of discontinued operations		$ 28,712	$ 20,125	$ 8,257
Subsequent Event | Discontinued Operations | Commercial Cyber Solutions | Hexis
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax loss from sale of discontinued operations	$ 5,500